TAXES ON INCOME (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2014 Subsequent Event [Member]	Dec. 31, 2013 Isarel Development A [Member]	Dec. 31, 2012 Isarel Development A [Member]	Dec. 31, 2014 Isarel Development A [Member] Subsequent Event [Member]	Dec. 31, 2013 ISRAEL	Dec. 31, 2012 ISRAEL	Dec. 31, 2014 ISRAEL Subsequent Event [Member]	Dec. 31, 2013 Minimum [Member]	Dec. 31, 2013 Maximum [Member]
Income Tax [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate	25.00%	25.00%	24.00%	26.50%	7.00%	10.00%	9.00%	12.50%	15.00%	16.00%
Capital Gain Tax Rate	25.00%
Operating Loss Carryforwards	$ 36,857
Deferred Tax Assets, Operating Loss Carryforwards, Domestic	61,818
Effective Income Tax Rate, Continuing Operations	2.10%	2.90%	(4.60%)
Deferred Tax Assets Valuation Allowance Increase Decrease	542
Distribution Tax Rate											10.00%	25.00%
Withholding Tax Rate	15.00%
Income Tax Holiday, Termination Date	Generally, “Approved Enterprise” tax benefits are limited to 12 years from commencement of production or 14 years from the date of approval, whichever expires earlier.
Liability for Uncertain Tax Positions, Current	$ 11	$ 30
Effective Income Tax Rate Reconciliation, Deduction, Dividend, Percent	15.00%			20.00%